         SUPPLEMENT DATED AUGUST 1, 2004 TO PROSPECTUS DATED MAY 1, 2004

                                       FOR

                               CORNERSTONE VUL IV

     A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY ISSUED BY

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                               AND FUNDED THROUGH

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I

                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                             PHILADELPHIA, PA 19172

                                  800-523-0650

WITH RESPECT TO POLICIES ISSUED ON OR AFTER AUGUST 1, 2004, THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The information in the COST OF INSURANCE CHARGES section of the table PERIODIC CHARGES UNDER THE POLICY NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS on page 7 of the prospectus is hereby deleted and replaced with the following:

                        PERIODIC CHARGES UNDER THE POLICY
         NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS

                                                    WHEN CHARGE IS
                POLICY CHARGES                         DEDUCTED                      AMOUNT DEDUCTED
------------------------------------------------ ---------------------- -------------------------------------------
COST OF INSURANCE CHARGES(1)/:

    Current Charges                              Monthly                Minimum of $0.0093 to maximum of $22.9004,
                                                                        per $1,000 of net amount of risk.

    Guaranteed Maximum Charges                   Monthly                Minimum of $0.0566 to maximum of $83.3333,
                                                                        per $1,000 of net amount of risk.

Charge for a representative non-tobacco
  male insured, age 45

         Current Charges                         Monthly                Minimum of $0.1931 to maximum of $11.5962,
                                                                        per $1,000 of net amount of risk.

         Guaranteed Maximum Charges              Monthly                Minimum of $0.2767 to maximum of $83.3333,
                                                                        per $1,000 of net amount of risk.


Footnotes 2 and 3 of the table PERIODIC CHARGES UNDER THE POLICY NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS on page 8 of the prospectus are hereby deleted and replaced with the following:

2. THE MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGES ARE CURRENTLY REDUCED. DURING THE FIRST 60 MONTHS FOLLOWING THE POLICY DATE, THE CHARGES RANGE FROM $0.06 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR FEMALES AGE 7 AND UNDER AND UP TO $0.29 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR MALES AGE 74 AND OLDER. FOR MONTHS 61 THROUGH 120 FOLLOWING THE POLICY DATE, THE CHARGES RANGE FROM $0.03 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR FEMALES AGE 7 AND UNDER AND UP TO $0.15 PER $1,000 OF INITIAL SPECIFIED AMOUNT OF INSURANCE FOR MALES AGE 74 AND OLDER.

3. THIS CHARGE IS CURRENTLY REDUCED, FOR THE FIRST 120 MONTHS FOLLOWING THE POLICY DATE, TO 0.45% ANNUALLY OF THE FIRST $25,000 OF POLICY VALUE AND 0.15% ANNUALLY OF THE POLICY VALUE IN EXCESS OF THAT AMOUNT. AFTER THE FIRST 120 MONTHS FOLLOWING THE POLICY DATE, THE CHARGE IS CURRENTLY REDUCED TO ZERO. SEE WHAT ARE THE FEES AND CHARGES UNDER THE POLICY? - MONTHLY DEDUCTIONS - MORTALITY AND EXPENSE RISK IN THIS PROSPECTUS FOR ADDITIONAL INFORMATION ABOUT THIS CHARGE.

The information in the RETURN OF PREMIUM TERM INSURANCE section of the table PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS on page 13 of the prospectus is hereby deleted and replaced with the following:

           PERIODIC CHARGES UNDER OPTIONAL SUPPLEMENTAL BENEFIT RIDERS NOT INCLUDING OPERATING EXPENSES OF UNDERLYING INVESTMENT FUNDS

                                                    WHEN CHARGE IS
      SUPPLEMENTAL BENEFIT RIDER/CHARGES               DEDUCTED                      AMOUNT DEDUCTED
  ---------------------------------------------- ---------------------- -------------------------------------------
  10. RETURN OF PREMIUM TERM INSURANCE:

  COST OF INSURANCE CHARGES(1)/

      Current Charges                            Monthly                Minimum of $0.0244 to maximum of $22.9004,
                                                                        per $1,000 of term insurance.

      Guaranteed Maximum Charges                 Monthly                Minimum of $0.0816 to maximum of $83.3333,
                                                                        per $1,000 of term insurance.

      Charge for a representative
      non-tobacco male insured, age 45

        Current Charges                          Monthly                Minimum of $0.1931 to maximum of $11.5962,
                                                                        per $1,000 of term insurance.

        Guaranteed Maximum Charges               Monthly                Minimum of $0.2767 to maximum of $83.3333,
                                                                        per $1,000 of term insurance.

The information included under the Mortality and Expense Risk Charge sub-section in the section MONTHLY DEDUCTIONS on pages 27 and 28 of the prospectus is hereby deleted and replaced with the following:

- Mortality and Expense Risk Charge - A monthly charge to cover mortality and expense risks. The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration. We will notify you in advance if we change our current rates. We may realize a profit from the charges, and if we do, it will become part of our surplus.

          This charge has two parts:

          (1) Mortality and Expense Risk Face Amount Charge. For the first 120 months after the policy date we will deduct the charge based on the initial specified amount of insurance, and for the first 120 months after any increase in the specified amount we will deduct the charge based on the increase. The charge is equal to the current rate stated in Appendix C to this prospectus times each $1,000 of the initial and the increased specified amount of insurance. The charge varies with the issue age of the insured or the age of the insured on the effective date of the increase. Current and guaranteed rates for the specified amount component are shown in Appendix C. In accordance with our rules, you may specify the investment options from which the charge is deducted (except the twelve-month dollar cost averaging fixed account). If any particular investment option has insufficient funds to cover your specified percentage deduction, the charge will be deducted pro-rata from each of your investment options. You may exercise this option when you apply for your Policy or, after you have owned your Policy, by completing an election form or by calling our office. If you do not specify investment options, the charge is deducted pro-rata from your variable investment and fixed interest options (except the twelve-month dollar cost averaging fixed account). Deductions will be taken from the twelve-month dollar cost averaging fixed account only when there are no funds available under the variable investment and fixed interest options.

          (2) Mortality and Expense Risk Asset Charge. The current charge during the first 120 months after the Policy date is equivalent to an annual effective rate of 0.45% of the first $25,000 of policy value, plus an annual rate of 0.15% of the policy value in excess of $25,000. In addition, the current mortality and expense risk asset charge is zero beyond the first 120 months after the Policy date. The guaranteed charge for all policies is equivalent to an annual effective rate of 0.60% of the first $50,000 of policy value, plus an annual rate of 0.30% of the policy value in excess of $50,000. The charges are deducted pro-rata from your variable investment accounts.

The information included in APPENDIX A on pg. A-1 of the prospectus is hereby deleted and replaced with the following:

APPENDIX A

                         SAMPLE MINIMUM INITIAL PREMIUMS

The following table shows for insureds of varying ages, the minimum initial premium for a Policy with a basic death benefit indicated. This table assumes the insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

       ISSUE AGE                                         MINIMUM INITIAL
       OF INSURED  SEX OF INSURED   BASE DEATH BENEFIT      PREMIUMUM
       -----------------------------------------------------------------
           25           M              $  50,000            $    359
           30           F              $  75,000            $    496
           35           M              $  75,000            $    584
           40           F              $ 100,000            $    859
           45           M              $ 100,000            $  1,124
           50           F              $ 100,000            $  1,185
           55           M              $ 100,000            $  1,658
           60           F              $  75,000            $  1,362
           65           M              $  75,000            $  2,156
           70           F              $  50,000            $  1,641

The information included in APPENDIX C on pages C-1 and C-2 of the prospectus is hereby deleted and replaced with the following:

APPENDIX C

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                CURRENT RATES PER $1,000 OF INITIAL FACE AMOUNT*

          NON-TOBACCO (POLICY YEARS 1-5)                       NON-TOBACCO (POLICY YEARS 6-10)

    ISSUE AGE        MALE         FEMALE        UNISEX         MALE         FEMALE       UNISEX
        5            0.07          0.06          0.07          0.04          0.03         0.04
       10            0.07          0.06          0.07          0.04          0.03         0.04
       15            0.08          0.07          0.08          0.04          0.04         0.04
       20            0.07          0.07          0.07          0.04          0.04         0.04
       25            0.09          0.09          0.09          0.05          0.05         0.05
       30            0.10          0.09          0.10          0.05          0.05         0.05
       35            0.12          0.11          0.12          0.06          0.06         0.06
       40            0.15          0.13          0.14          0.08          0.07         0.07
       45            0.18          0.14          0.17          0.09          0.07         0.09
       50            0.18          0.16          0.18          0.09          0.08         0.09
       55            0.18          0.17          0.18          0.09          0.09         0.09
       60            0.21          0.17          0.20          0.11          0.09         0.10
       65            0.24          0.17          0.23          0.12          0.09         0.12
       70            0.26          0.21          0.25          0.13          0.11         0.13
       75            0.27          0.24          0.26          0.14          0.12         0.13
       80            0.27          0.24          0.26          0.14          0.12         0.13
       85            0.27          0.24          0.26          0.14          0.12         0.13

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
                CURRENT RATES PER $1,000 OF INITIAL FACE AMOUNT*

        TOBACCO (POLICY YEARS 1-5)                          TOBACCO (POLICY YEARS 6-10)

    ISSUE AGE      MALE        FEMALE        UNISEX       MALE        FEMALE       UNISEX
        5          0.07         0.06          0.07        0.04         0.03         0.04
       10          0.07         0.06          0.07        0.04         0.03         0.04
       15          0.08         0.07          0.08        0.04         0.04         0.04
       20          0.09         0.08          0.09        0.05         0.04         0.05
       25          0.11         0.10          0.11        0.06         0.05         0.06
       30          0.13         0.10          0.12        0.07         0.05         0.06
       35          0.14         0.12          0.14        0.07         0.06         0.07
       40          0.17         0.14          0.16        0.09         0.07         0.08
       45          0.20         0.15          0.19        0.10         0.08         0.10
       50          0.20         0.17          0.19        0.10         0.09         0.10
       55          0.20         0.18          0.20        0.10         0.09         0.10
       60          0.23         0.19          0.22        0.12         0.10         0.11
       65          0.26         0.20          0.25        0.13         0.10         0.13
       70          0.28         0.23          0.27        0.14         0.12         0.14
       75          0.29         0.26          0.28        0.15         0.13         0.14
       80          0.29         0.26          0.28        0.15         0.13         0.14
       85          0.29         0.26          0.28        0.15         0.13         0.14

* Representative figures shown. For issue ages not listed, please ask your registered representative.

                  MORTALITY AND EXPENSE RISK FACE AMOUNT CHARGE
               GUARANTEED RATES PER $1,000 OF INITIAL FACE AMOUNT
                                  ALL POLICIES*

                    NON-TOBACCO                                   TOBACCO

    ISSUE AGE       MALE       FEMALE       UNISEX      MALE       FEMALE      UNISEX
        5           0.08        0.07         0.08       0.08        0.07        0.08
       10           0.08        0.07         0.08       0.08        0.07        0.08
       15           0.10        0.08         0.09       0.10        0.08        0.09
       20           0.08        0.07         0.08       0.10        0.08        0.10
       25           0.10        0.09         0.09       0.12        0.10        0.11
       30           0.10        0.09         0.10       0.13        0.10        0.13
       35           0.13        0.11         0.12       0.16        0.13        0.15
       40           0.15        0.13         0.14       0.19        0.15        0.18
       45           0.18        0.15         0.17       0.23        0.17        0.22
       50           0.22        0.18         0.21       0.28        0.21        0.27
       55           0.28        0.23         0.27       0.29        0.26        0.29
       60           0.29        0.28         0.29       0.29        0.29        0.29
       65           0.29        0.29         0.29       0.29        0.29        0.29
       70           0.29        0.29         0.29       0.29        0.29        0.29
       75           0.29        0.29         0.29       0.29        0.29        0.29
       80           0.29        0.29         0.29       0.29        0.29        0.29
       85           0.29        0.29         0.29       0.29        0.29        0.29

* Representative figures shown. For issue ages not listed, please ask your registered representative.

                                    * * * * *

               Please retain this Supplement for future reference.